CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]		Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Total
Begining Balance at Dec. 31, 2017	$ 74		$ 8,019	$ 11,135	$ 225			$ 19,453
Begining Balance, Shares at Dec. 31, 2017	26,350,484
Net income				22,371			$ (6)	22,365
Other comprehensive income, net					(159)		5	(154)
Share-based compensation			1,947					1,947
Adjustment to redemption value of redeemable non-controlling interest				(535)				(535)
Waiver of redeemable non-controlling interests (see note 12b)							1,414	1,414
Exercise of options		[1]	186					186
Exercise of options, shares	331,929
Ending Balance at Dec. 31, 2018	$ 74		10,152	32,971	66		1,413	44,676
Ending Balance, shares at Dec. 31, 2018	26,682,413
Net income				61,145			13	61,158
Other comprehensive income, net					58		(6)	52
Share-based compensation			1,557					1,557
Adjustment to redemption value of redeemable non-controlling interest				(130)				(130)
Waiver of redeemable non-controlling interests (see note 12b)							2,317	2,317
Initial public offering of ordinary shares, net of offering costs	$ 16		69,768					69,784
Initial public offering of ordinary shares, net of offering costs, shares	5,500,000
Exercise of options	$ 3		386					389
Exercise of options, shares	616,669
Ending Balance at Dec. 31, 2019	$ 93		81,863	93,986	124		3,737	179,803
Ending Balance, shares at Dec. 31, 2019	32,799,082
Net income				75,030			(5)	75,025
Other comprehensive income, net					232			232
Share-based compensation			12,845					12,845
Acquisition of non-controlling interest in exchange of ordinary shares (see note 12b)			2,220				(2,220)
Repurchase of ordinary shares						$ (17,218)		(17,218)
Repurchase of ordinary shares, shares	(393,441)
Exercise of options	$ 15		4,773					4,788
Exercise of options, shares	5,378,136
Ending Balance at Dec. 31, 2020	$ 108		$ 101,701	$ 169,016	$ 356	$ (17,218)	$ 1,512	$ 255,475
Ending Balance, shares at Dec. 31, 2020	37,783,777

[1]	Representing an amount less than one thousand